State Street Institutional Investment Trust

Supplement dated December 18, 2015

to the Statement of Additional Information (the “SAI”)

dated April 30, 2015, as amended September 4, 2015

State Street Target Retirement 2015 Fund                    State Street Target Retirement 2040 Fund

State Street Target Retirement 2020 Fund                    State Street Target Retirement 2045 Fund

State Street Target Retirement 2025 Fund                    State Street Target Retirement 2050 Fund

State Street Target Retirement 2030 Fund                    State Street Target Retirement 2055 Fund

State Street Target Retirement 2035 Fund                    State Street Target Retirement 2060 Fund

State Street Target Retirement Fund

Each, a “Fund” and collectively, the “Target Date Funds”

Effective immediately, the following paragraphs are added after the third paragraph in the “Description of the Funds and Their Investments and Risks” on page 6 of the SAI. The Funds’ non-fundamental policies described below are intended to provide additional information as to the anticipated risk profiles of the Funds and is not intended to change the investment strategy of any Fund, or the Advisor’s management of any Fund.

With respect to Target Retirement 2015 Fund (the “2015 Fund”), at least 40% of the 2015 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 17% of the 2015 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement 2020 Fund (the “2020 Fund”), at least 53% of the 2020 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 10% of the 2020 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement 2025 Fund (the “2025 Fund”), at least 63% of the 2025 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 8% of the 2025 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement 2030 Fund (the “2030 Fund”), at least 70% of the 2030 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 6% of the 2030 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement 2035 Fund (the “2035 Fund”), at least 77% of the 2035 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 4% of the 2035 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement 2040 Fund (the “2040 Fund”), at least 82% of the 2040 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 4% of the 2040 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement 2045 Fund (the “2045 Fund”), at least 85% of the 2045 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 4% of the 2045 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement 2050 Fund (the “2050 Fund”), at least 85% of the 2050 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 4% of the 2050 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement 2055 Fund (the “2055 Fund”), at least 85% of the 2055 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 4% of the 2055 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement 2060 Fund (the “2060 Fund”), at least 85% of the 2060 Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 4% of the 2060 Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

With respect to Target Retirement Fund (the “Retirement Fund”), at least 30% of the Retirement Fund’s assets will be invested in underlying equity funds that each invest at least 80% of their respective assets in public equity securities included in such underlying equity fund’s index, and at least 28% of the Retirement Fund’s assets will be invested in underlying government securities index funds that each invest at least 80% of their respective assets in government securities included in such underlying government fund’s index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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